                      MERRILL LYNCH LIFE INSURANCE COMPANY

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2001
                                      FOR
                                 INVESTOR LIFE
                               INVESTOR LIFE PLUS
                               ESTATE INVESTOR I
                               ESTATE INVESTOR II

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 1993
                                      FOR
                                  PRIME PLAN I
                                 PRIME PLAN II
                                 PRIME PLAN III

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                          PROSPECTUS DATED MAY 1, 1998
                                      FOR
                                 PRIME PLAN IV

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2006
                                      FOR
                                  PRIME PLAN V

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                        PROSPECTUS DATED JANUARY 2, 1991
                                      FOR
                                 PRIME PLAN VI

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                       PROSPECTUSES DATED APRIL 30, 1991
                                      FOR
                                  PRIME PLAN 7
                              PRIME PLAN INVESTOR

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                        PROSPECTUS DATED JANUARY 2, 1991
                                      FOR
                                 DIRECTED LIFE

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                        PROSPECTUS DATED APRIL 30, 1991
                                      FOR
                                DIRECTED LIFE 2

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                         PROSPECTUS  DATED MAY 1, 2002
                                      FOR
                                  LEGACY POWER




                                                              Code:  101757-0906

                     ML LIFE INSURANCE COMPANY OF NEW YORK

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2001
                                      FOR
                                 INVESTOR LIFE
                               INVESTOR LIFE PLUS

                 ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                       PROSPECTUSES DATED APRIL 30, 1991
                                      FOR
                                  PRIME PLAN I
                                 PRIME PLAN II
                                 PRIME PLAN III
                                 PRIME PLAN IV
                                 PRIME PLAN VI
                                  PRIME PLAN 7
                              PRIME PLAN INVESTOR
                                 DIRECTED LIFE
                                DIRECTED LIFE 2

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                       PROSPECTUSES DATED JANUARY 1, 1991
                                      FOR
                                  PRIME PLAN V

This supplement describes a change to the investment adviser, the addition of sub-advisers, and a change to the names of certain funds available under the contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective on October 2, 2006, the names of the funds listed below will change. In addition, the investment adviser for the funds listed below is changed from Merrill Lynch Investment Managers, L.P. d/b/a Mercury Advisors to BlackRock Advisors, LLC. Accordingly, in general, references to "Mercury" and "Mercury Advisors" in the Prospectus and Statement of Additional Information are references to "BlackRock" and "BlackRock Advisors, LLC," respectively. In addition, each fund listed below is sub-advised by one or more of the BlackRock affiliates listed below. The investment objectives of these funds remain unchanged.



                                                                                               INVESTMENT
PREVIOUS NAME                                      NEW NAME                              ADVISER(S)/SUBADVISER(S)
------------------------------------------------------------------------------------------------------------------
FAM SERIES FUND, INC.                      BLACKROCK SERIES FUND, INC.*
------------------------------------------------------------------------------------------------------------------
Mercury Balanced Capital Strategy          BlackRock Balanced Capital Portfolio         BlackRock Advisors, LLC/
Portfolio                                                                               BlackRock Investment
                                                                                        Management, LLC and
                                                                                        BlackRock Financial
                                                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------
Mercury Core Bond Strategy                 BlackRock Bond Portfolio                     BlackRock Advisors, LLC/
Portfolio                                                                               BlackRock Financial
                                                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------
Mercury Fundamental Growth Strategy        BlackRock Fundamental Growth                 BlackRock Advisors, LLC/
Portfolio                                  Portfolio                                    BlackRock Investment
                                                                                        Management, LLC
------------------------------------------------------------------------------------------------------------------
Mercury Global Allocation Strategy         BlackRock Global Allocation                  BlackRock Advisors, LLC/
Portfolio                                  Portfolio                                    BlackRock Investment
                                                                                        Management, LLC and
                                                                                        BlackRock Asset
                                                                                        Management U.K. Limited
------------------------------------------------------------------------------------------------------------------
Mercury High Yield Portfolio               BlackRock High Income                        BlackRock Advisors, LLC/
                                           Portfolio                                    BlackRock Financial
                                                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------
Mercury Intermediate Government            BlackRock Government Income                  BlackRock Advisors, LLC/
Bond Portfolio                             Portfolio                                    BlackRock Financial
                                                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------
Mercury Large Cap Core Strategy            BlackRock Large Cap Core Portfolio           BlackRock Advisors, LLC/
Portfolio                                                                               BlackRock Investment
                                                                                        Management, LLC
------------------------------------------------------------------------------------------------------------------


--------------
 * Legacy Power contractowners should note that the portfolios of the BlackRock Series Fund, Inc. are not offered in Legacy Power contracts.



                                                                                                 INVESTMENT
         PREVIOUS NAME                                 NEW NAME                           ADVISER(S)/SUBADVISER(S)
------------------------------------------------------------------------------------------------------------------
Mercury Money Reserve Portfolio             BlackRock Money Market Portfolio              BlackRock Advisors, LLC/
                                                                                          BlackRock Institutional
                                                                                          Management Corporation
------------------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES FUNDS, INC.             BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------
Mercury American Balanced V.I.              BlackRock Balanced Capital V.I.               BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Institutional
                                                                                          Management Corporation
------------------------------------------------------------------------------------------------------------------
Mercury Basic Value V.I.                    BlackRock Basic Value V.I.                    BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Financial
                                                                                          Management, Inc. and
                                                                                          BlackRock Investment
                                                                                          Management, LLC
------------------------------------------------------------------------------------------------------------------
Mercury Domestic Money Market V.I.          BlackRock Money Market V.I.                   BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Investment
                                                                                          Management, LLC
------------------------------------------------------------------------------------------------------------------
Mercury Fundamental Growth V.I.             BlackRock Fundamental Growth V.I.             BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Institutional
                                                                                          Management Corporation
------------------------------------------------------------------------------------------------------------------
Mercury Global Allocation V.I.              BlackRock Global Allocation V.I.              BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Investment
                                                                                          Management, LLC
------------------------------------------------------------------------------------------------------------------
Mercury Global Growth V.I.                  BlackRock Global Growth V.I.                  BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Investment
                                                                                          Management, LLC and
                                                                                          BlackRock Asset
                                                                                          Management U.K. Limited
------------------------------------------------------------------------------------------------------------------
Mercury Government Bond V.I.                BlackRock Government Income V.I.              BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Investment
                                                                                          Management, LLC
------------------------------------------------------------------------------------------------------------------
Mercury Index 500 V.I. Fund                 BlackRock S&P 500 Index V.I.                  BlackRock Advisors, LLC/
                                            Fund                                          BlackRock Financial
                                                                                          Management, Inc.
------------------------------------------------------------------------------------------------------------------
Mercury International Value V.I.            BlackRock International Value V.I.            BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Investment
                                                                                          Management, LLC
                                                                                          BlackRock Advisors, LLC/
                                                                                          BlackRock Investment
                                                                                          Management, Internationa
                                                                                          Limited
------------------------------------------------------------------------------------------------------------------
Mercury Large Cap Growth V.I.               BlackRock Large Cap Growth V.I.               BlackRock Investment
Fund                                        Fund                                          Management, LLC
------------------------------------------------------------------------------------------------------------------
Mercury Large Cap Value V.I.                BlackRock Large Cap Value V.I.                BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Investment
                                                                                          Management, LLC
------------------------------------------------------------------------------------------------------------------
Mercury Value Opportunities V.I.            BlackRock Value Opportunities V.I.            BlackRock Advisors, LLC/
Fund                                        Fund                                          BlackRock Investment
                                                                                          Management, LLC
------------------------------------------------------------------------------------------------------------------



                                                                                                 INVESTMENT
         PREVIOUS NAME                                 NEW NAME                           ADVISER(S)/SUBADVISER(S)
------------------------------------------------------------------------------------------------------------------
Mercury Utilities and                         BlackRock Utilities                           BlackRock Advisors, LLC/
Telecommunications V.I. Fund                  and Telecommunications V.I. Fund              BlackRock Investment
                                                                                            Management, LLC
------------------------------------------------------------------------------------------------------------------



Note:  All the funds listed above may NOT be available under your Contract.


Merrill Lynch owns approximately 49% of BlackRock, Inc., whose affiliate companies (collectively, "BlackRock") manage BlackRock mutual funds and other asset management products and services. Because BlackRock is an affiliate of Merrill Lynch, management and employees of BlackRock may be provided a level of access to Merrill Lynch and related information that is not available to affiliates of funds sponsored, managed, or distributed by other asset management companies. Such access and information may include, but are not limited to:
the ability to meet with Merrill Lynch Financial Advisors with greater frequency; participation in or access to Merrill Lynch management and Financial Advisor strategy and sales meetings, educational and recreational events, and communications media; and featured placement in Merrill Lynch internal and external websites, workstations and other marketing and sales tools, strategies, and materials.

Merrill Lynch may receive more economic benefits with respect to funds sponsored, managed and/or distributed by companies such as BlackRock in which Merrill Lynch has an economic interest as those companies receive compensation for providing investment advisory, administrative, transfer agency, distribution or other services to such funds.


                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.